PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property and equipment
	Computer	Furniture &		Mining
	Equipment	Equipment	Vehicles	Equipment	Total
Cost
Balance, December 31, 2016	$100,221	$279,213	$453,854	$1,534,745	$2,368,033
Additions	(147)	(2,383)	-	-	(2,530)
Impairment charge	-	-	(281,162)	(219,916)	(501,078)
Balance, December 31, 2017	$100,074	$276,830	$172,692	$1,314,829	$1,864,425
Accumulated depreciation
Balance, December 31, 2016	$94,900	$181,639	$339,916	$833,971	$1,450,426
Depreciation for year	1,795	35,434	18,434	167,837	223,500
Impairment charge	-	-	(228,508)	(112,904)	(341,412)
Balance, December 31, 2017	$96,695	$217,073	$129,842	$888,904	$1,332,514
Carrying amount at December 31, 2017	$3,379	$59,757	$42,850	$425,925	$531,911
Cost
Balance, December 31, 2017	$100,074	$276,830	$172,692	$1,314,829	$1,864,425
Additions/Disposals	3,180	2,015	-	24,476	29,671
Impairment charge	-	-	-	(1,314,829)	(1,314,829)
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Accumulated depreciation
Balance, December 31, 2017	$96,695	$217,073	$129,842	$888,904	$1,332,514
Depreciation for year	1,316	16,351	13,337	3,491	34,495
Impairment charge	-	-	-	(888,904)	(888,904)
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Carrying amount at December 31, 2018	$5,243	$45,421	$29,513	$20,985	$101,162
Cost
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Additions	-	-	95,887	-	95,887
Disposals	-	-	(48,973)	-	(48,973)
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Accumulated depreciation
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Disposals	-	-	(39,178)	-	(39,178)
Depreciation for year	792	12,445	10,641	3,892	27,770
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Carrying amount at December 31, 2019	$4,451	$32,976	$104,964	$17,093	$159,484